Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entities and Other Consolidation Matters [Member]
Schedule of Consolidated Financial Statements	The following significant amounts of Zhongchao Shanghai and its subsidiaries are included in the accompanying consolidated financial statements as of December 31, 2023 and 2022, and for the years ended December 31, 2023, 2022 and 2021:
	December 31, 2023	December 31, 2022
ASSETS
Cash and cash equivalents	$5,443,562	$4,500,379
Accounts receivable	2,552,738	6,772,988
Inventories	592,382	189,106
Other current assets	1,967,306	1,840,182
Investment in a limited partnership and an equity investee	1,145,404	1,179,300
Property and equipment, net	1,697,576	3,111,717
Goodwill	-	5,767,504
Right of use assets	796,653	1,666,777
Deferred tax assets	357,878	1,800,493
Other noncurrent assets	17,539	1,456,322
Total Assets	$14,571,038	$28,284,768

LIABILITIES
Advances from customers	$838,838	$395,263
Income tax payable	6,734	2,292,765
Operating lease liabilities, current and non-current	808,156	1,702,478
Due to Zhongchao Inc.*	564,652	762,962
Other current liabilities	1,593,106	992,558
Deferred tax liabilities	128,250	208,200
Total Liabilities	$3,939,736	$6,354,226
	For the years ended December 31,
	2023	2022	2021
Revenues	$19,433,945	$14,151,516	$16,096,769
(Loss) Income from Operations	$(11,846,266)	$(1,716,154)	$418,235
Net (Loss) Income	$(10,780,772)	$(1,427,296)	$838,838
*	The balances due from/to Zhongchao Inc., are eliminated on consolidation.